Subsequent Events - Additional Information (Detail) ¥ in Millions			12 Months Ended
	Jun. 30, 2015	Jun. 22, 2015 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Subsequent Event [Line Items]
Cash outflows related to acquisitions			¥ 42,217	¥ 211,195	¥ 38,490
Scenario, Forecast
Subsequent Event [Line Items]
Stock split	2
Subsequent Event | German Data Center Services Provider E-shelter
Subsequent Event [Line Items]
Percentage of outstanding shares acquired		86.70%
Cash outflows related to acquisitions		¥ 99,856